Related Party Transactions (Details) - Schedule of Compensation Awarded to Key Management - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Compensation Awarded to Key Management [Abstract]
Salaries and short-term employee benefits	$ 1,883,078	$ 2,050,590	$ 1,181,382
Stock-based compensation	850,271	1,134,006	2,628,320
Total	$ 2,733,349	$ 3,184,596	$ 3,809,702